CERTAIN TRANSACTIONS (Details) (USD $) In Billions, unless otherwise specified	0 Months Ended
	Mar. 31, 2012	Oct. 14, 2011
Noncash Or Part Noncash Acquisitions [Line Items]
Date acquired	October 14, 2011
Total consideration		$ 6.5